Intangible assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Intangible assets
Intangible assets	$ 129,052	$ 225,776
Licenses
Intangible assets
Intangible assets	$ 129,052	$ 225,776